RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Due to officers - short term	$ 600,000	$ 600,000
Officer [Member]
RELATED PARTY TRANSACTIONS
Total	4,123,732	4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	3,523,733	4,123,732
Officer [Member] | Salaries and other compensation
RELATED PARTY TRANSACTIONS
Due to officers - short term	4,108,500	4,108,500
Officer [Member] | Invoices paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Due to officers - short term	$ 15,232	$ 615,232